Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: January 10, 2025

Payment Date	1/15/2025
Collection Period Start	12/1/2024
Collection Period End	12/31/2024
Interest Period Start	12/16/2024
Interest Period End	1/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$89,502,550.15	$13,405,911.29	$76,096,638.86	0.349259	Oct-26
Class A-2b Notes	$89,502,550.15	$13,405,911.28	$76,096,638.87	0.349259	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$671,795,100.30	$26,811,822.57	$644,983,277.73

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$731,946,911.69	$702,613,157.17	0.571709
YSOC Amount	$57,331,603.10	$54,809,671.15
Adjusted Pool Balance	$674,615,308.59	$647,803,486.02
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$89,502,550.15	5.91000%	30/360	$440,800.06
Class A-2b Notes	$89,502,550.15	5.18757%	ACT/360	$386,917.29
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$671,795,100.30			$3,184,232.19

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$731,946,911.69	$702,613,157.17
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$674,615,308.59	$647,803,486.02
Number of Receivables Outstanding	40,502	39,772
Weighted Average Contract Rate	5.16%	5.16%
Weighted Average Remaining Term (months)	42.5	41.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,096,354.02
Principal Collections	$28,902,945.98
Liquidation Proceeds	$200,543.11
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,199,843.11
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,199,843.11

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$609,955.76	$609,955.76	$—	$—	$31,589,887.35
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,589,887.35
Interest - Class A-2a Notes	$440,800.06	$440,800.06	$—	$—	$31,149,087.29
Interest - Class A-2b Notes	$386,917.29	$386,917.29	$—	$—	$30,762,170.00
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$28,842,734.00
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$28,540,331.67
First Allocation of Principal	$—	$—	$—	$—	$28,540,331.67
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$28,495,439.50
Second Allocation of Principal	$1,451,614.28	$1,451,614.28	$—	$—	$27,043,825.22
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$26,998,933.05
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,728,933.05
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,684,040.88
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,414,040.88
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,414,040.88
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,593,832.59
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,593,832.59
Remaining Funds to Certificates	$1,593,832.59	$1,593,832.59	$—	$—	$—
Total	$32,199,843.11	$32,199,843.11	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$57,331,603.10
Increase/(Decrease)	$(2,521,931.95)
Ending YSOC Amount	$54,809,671.15

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$674,615,308.59	$647,803,486.02
Note Balance	$671,795,100.30	$644,983,277.73
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	33	$430,808.54
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	93	$200,543.11
Monthly Net Losses (Liquidation Proceeds)			$230,265.43
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.35%
Current Collection Period			0.39%
Four-Month Average Net Loss Ratio			0.26%
Cumulative Net Losses for All Periods			$2,097,257.74
Cumulative Net Loss Ratio			0.17%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	76	$1,711,490.62
60-89 Days Delinquent	0.05%	15	$354,154.86
90-119 Days Delinquent	0.01%	4	$98,379.91
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.31%	95	$2,164,025.39

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$229,363.93
Total Repossessed Inventory		14	$314,741.23

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		19	$452,534.77
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.08%
Current Collection Period			0.06%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.52	0.07%	24	0.06%